Form N-1A Cover	Nov. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 26, 2025
Prospectus Date	Aug. 28, 2025